Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities, Other [Abstract]
Other current liabilities	Other current liabilities are summarized in the accompanying table.
Philips Group
Other current liabilities in millions of EUR

	2025	2024
Accrued customer rebates	137	169
Other taxes including social security premiums	133	115
Other liabilities	126	70
Other current liabilities	395	354